Concentration of major customers and suppliers	6 Months Ended	12 Months Ended
	Mar. 31, 2018	Sep. 30, 2017
Risks and Uncertainties [Abstract]
Concentration of major customers and suppliers
Note 12 — Concentration of major customers and suppliers
For the six months ended March 31, 2018 and 2017, one major customer accounted for approximately 74% and 81% of the Company’s total sales, respectively. Any decrease in sales to these major customers may negatively impact the Company’s operations and cash flows if the Company fails to increase its sales to other customers.
As of March 31, 2018, one major customers accounted for approximately 97% of the Company’s accounts receivable balance, respectively. As of September 30, 2017, two major customers accounted for approximately 67% and 29% of the Company’s accounts receivable balance, respectively.
For the six months ended March 31, 2018, two major suppliers accounted for approximately 45% and 32% of the total purchases, respectively. For the six months ended March 31, 2017, two major suppliers accounted for approximately 72% and 10% of the total purchases, respectively. A loss of either of these suppliers could have a negative effect on the operations of the Company.

Note 12 — Concentration of major customers and suppliers

For the years ended September 30, 2017 and 2016, one major customer accounted for approximately 76% and 80% of the Company’s total sales, respectively. Any decrease in sales to these major customers may negatively impact the Company’s operations and cash flows if the Company fails to increase its sales to other customers.

As of September 30, 2017, two major customers accounted for approximately 67% and 29% of the Company’s accounts receivable balance, respectively. As of September 30, 2016, two major customers accounted for approximately 77% and 20% of the Company’s accounts receivable balance, respectively.

For the year ended September 30, 2017, two major suppliers accounted for approximately 60% and 20% of the total purchases, respectively. For the years ended September 30, 2016, two major suppliers accounted for approximately 57% and 30% of the total purchases, respectively. A loss of either of these suppliers could have a negative effect on the operations of the Company.